Income Taxes (Components Of The Income Tax Provision) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ (3,926)	$ 0
State	(1,036)	0
Total current	(4,962)	0
Deferred:
Federal	(2,490,852)	(1,935,400)
State	(690,124)	(536,230)
Total deferred	(3,180,976)	(2,471,630)
Total	$ (3,185,938)	$ (2,471,630)